Principal group companies - Summary of subsidiaries (Details)		2 Months Ended		4 Months Ended	12 Months Ended
	Jun. 30, 2020	Aug. 31, 2019	Aug. 19, 2019	Jun. 30, 2020	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Percentage of equity owned					100.00%
Diageo Ireland
Disclosure of subsidiaries [line items]
Country of incorporation					Republic of Ireland
Country of operation					Worldwide
Percentage of equity owned					100.00%
Business description					Production, marketing and distribution of premium drinks
Diageo Great Britain Limited
Disclosure of subsidiaries [line items]
Country of incorporation					England
Country of operation					Great Britain
Percentage of equity owned					100.00%
Business description					Marketing and distribution of premium drinks
Diageo Scotland Limited
Disclosure of subsidiaries [line items]
Country of incorporation					Scotland
Country of operation					Worldwide
Percentage of equity owned					100.00%
Business description					Production, marketing and distribution of premium drinks
Diageo Brands B.V.
Disclosure of subsidiaries [line items]
Country of incorporation					Netherlands
Country of operation					Worldwide
Percentage of equity owned					100.00%
Business description					Marketing and distribution of premium drinks
Diageo North America, Inc.
Disclosure of subsidiaries [line items]
Country of incorporation					United States
Country of operation					Worldwide
Percentage of equity owned					100.00%
Business description					Production, importing, marketing and distribution of premium drinks
United Spirits Limited
Disclosure of subsidiaries [line items]
Country of incorporation					India
Country of operation					India
Percentage of equity owned	55.94%	54.78%	54.78%	55.94%	55.94%
Business description					Production, importing, marketing and distribution of premium drinks
Diageo Capital plc
Disclosure of subsidiaries [line items]
Country of incorporation					Scotland
Country of operation					United Kingdom
Percentage of equity owned					100.00%
Business description					Financing company for the group
Diageo Finance plc
Disclosure of subsidiaries [line items]
Country of incorporation					England
Country of operation					United Kingdom
Percentage of equity owned					100.00%
Business description					Financing company for the group
Diageo Investment Corporation
Disclosure of subsidiaries [line items]
Country of incorporation					United States
Country of operation					United States
Percentage of equity owned					100.00%
Business description					Financing company for the US group
Mey İçki Sanayi ve Ticaret A.Ş.
Disclosure of subsidiaries [line items]
Country of incorporation					Turkey
Country of operation					Turkey
Percentage of equity owned					100.00%
Business description					Production, marketing and distribution of premium drinks